Parent Company Only	12 Months Ended
Dec. 31, 2020
Parent Company Only [Abstract]
Parent Company Only
(19)	Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Comprehensive Income

(dollars in thousands)	Years ended December 31,
	2020	2019	2018
Income:
Dividends and interest from subsidiaries	$31,100	28,340	24,920
Net gain on securities transactions	-	-	-
Miscellaneous income	-	-	-
Total income	31,100	28,340	24,920

Expense:
Operating supplies	20	82	122
Professional services	655	651	438
Miscellaneous expense	1,666	2,811	1,755
Total expense	2,341	3,544	2,315
Income before income taxes and subsidiaries’ undistributed earnings	28,759	24,796	22,605
Income tax benefit	(558)	(837)	(523)
Income before subsidiaries’ undistributed earnings	29,317	25,633	23,128
Equity in undistributed earnings of subsidiaries	23,135	32,207	38,317
Net income	$52,452	57,840	61,445
Change in other comprehensive income (loss)	7,475	14,770	(7,157)
Comprehensive income	$59,927	72,610	54,288

Statements of Condition

(dollars in thousands)	December 31,
	2020	2019
Assets:
Cash in subsidiary bank	$24,154	24,118
Investments in subsidiaries	552,399	521,802
Securities available for sale	36	35
Other assets	555	558

Total assets	577,144	546,513
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	8,983	8,256
Total liabilities	8,983	8,256
Shareholders’ equity	568,161	538,257

Total liabilities and shareholders’ equity	$577,144	546,513

Statements of Cash Flows

(dollars in thousands)	Years ended December 31,
	2020	2019	2018
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$52,452	57,840	61,445
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(23,135)	(32,207)	(38,317)
Stock based compensation expense	15	5	173
Net change in other assets and accrued expenses	515	246	214
Total adjustments	(22,605)	(31,956)	(37,930)

Net cash provided by operating activities	29,847	25,884	23,515

Cash flows from investing activities:
Purchases of securities available for sale	(1)	-	-

Net cash used in investing activities	(1)	-	-

Cash flows from financing activities:
Proceeds from exercise of stock options	-	185	1,259
Dividends paid	(26,317)	(26,372)	(25,555)
Payments to acquire treasury stock	(3,493)	(35)	(718)
Proceeds from sales of treasury stock	-	1,791	2,391
Net cash used in financing activities	(29,810)	(24,431)	(22,623)

Net increase in cash and cash equivalents	36	1,453	892

Cash and cash equivalents at beginning of year	24,118	22,665	21,773

Cash and cash equivalents at end of year	$24,154	24,118	22,665